Related Party Transactions - Other (Details) - Diamond eagle acquisition - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Sponsor Loans
Proceeds from Related Party Debt	$ 300,000		$ 60,675	$ 300,000
Repayments of Related Party Debt	60,875			60,675
Balance outstanding	0		$ 0	0
Administrative Services Agreement
Maximum administrative services expenses per month	15,000			15,000
Total administrative services expenses	45,000	$ 0		90,000
Working Capital Loans
Maximum amount of working capital loans	$ 1,500,000			$ 1,500,000
Exercise price of warrants	$ 1.50		$ 1.50	$ 1.50
Working capital loan balance	$ 0		$ 0	$ 0